Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill, beginning balance	$ 2,595	$ 2,687
Additions	303	3
Currency translation and other adjustments	201	(95)
Goodwill, ending balance	3,099	2,595
Americas
Goodwill [Line Items]
Goodwill, beginning balance	2,071	2,144
Additions	242	3
Currency translation and other adjustments	161	(76)
Goodwill, ending balance	2,474	2,071
EMEA
Goodwill [Line Items]
Goodwill, beginning balance	329	341
Additions	38
Currency translation and other adjustments	25	(12)
Goodwill, ending balance	392	329
APAC
Goodwill [Line Items]
Goodwill, beginning balance	195	202
Additions	23
Currency translation and other adjustments	15	(7)
Goodwill, ending balance	$ 233	$ 195